Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,090,004.00
Previously Paid Amount	4,764.44
Total Fee Amount	5,812.62
Total Offset Amount	0.00
Net Fee	$ 1,048.18
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A